Impax Funds Series Trust I

Supplement Dated January 29, 2025

to the Prospectus and Statement of Additional information,

each dated May 1, 2024

Effective January 29, 2025, the Prospectus and Statement of Additional Information are amended, as follows:

Prospectus

Under Portfolio Managers, the table of Portfolio Managers is deleted and replaced in its entirety with the following:

Portfolio Manager	Since	Title
Peter Schwab	2015	Portfolio Manager

The description of Kent Siefers under Portfolio Managers is deleted in its entirety.

Statement of Additional Information

The first table under Portfolio Managers will be replaced in its entirety with the following:

Portfolio Manager	Number of Other Pooled Vehicles Managed	Other Pooled Vehicles AUM $ (million)	Number of Other Accounts Managed	Other Accounts AUM $ (million)	Number of Other Registered Investment Companies Managed	Assets of Other Registered Investment Companies AUM $ (million)
Diederik Basch	2	$ 16.61	0	$ 0	0	$ 0
Harry Boyle	0	$ 0	0	$ 0	0	$ 0
Andrew Braun	4	$ 307.81	1	$ 841.96	0	$ 0
Barbara Browning	4	$ 307.81	1	$ 841.96	0	$ 0
Christine Cappabianca	0	$ 0	2	$ 41.79	0	$ 0
Curtis Kim	2	$ 16.61	0	$ 0	0	$ 0
Scott LaBreche	0	$ 0	2	$ 41.79	0	$ 0
Kirsteen Morrison	0	$ 0	0	$ 0	0	$ 0
Nathan Moser	2	$ 16.61	0	$ 0	0	$ 0
Peter Schwab	0	$ 0	1	$ 95.08	0	$ 0
Anthony Trzcinka	0	$ 0	1	$ 95.08	0	$ 0
Justin Winter	0	$ 0	0	$ 0	0	$ 0

The section entitled Portfolio Managers – Ownership of Securities is replaced in its entirety with the following:

As of December 31, 2023 (i) the dollar value of shares of the Large Cap Fund owned beneficially by Andrew Braun was $500,001-$1,000,000; and by Barbara Browning was $100,001-$500,000; (ii) the dollar value of shares of the Small Cap Fund owned beneficially by Diederik Basch was $10,001-$50,000; and by Curtis Kim was $10,001-$50,000; and by Nathan Moser was $100,001-$500,000; (iii) the dollar value of shares of the US Sustainable Economy Fund owned beneficially by Christine Cappabianca was $10,001-$50,000; and by Scott LaBreche was $10,001-$50,000; (iv) the dollar value of shares of the Global Sustainable Infrastructure Fund owned beneficially by Christine Cappabianca was $0; by Harry Boyle was $0; and by Justin Winter was $0; (v) the dollar value of shares of the International Sustainable Economy owned beneficially by Christine Cappabianca was $10,001-$50,000; and by Scott LaBreche was $50,001-$100,000; (vi) the dollar value of shares of the Global Women’s Fund owned beneficially by Christine Cappabianca was $10,001-$50,000; and by Scott LaBreche was $50,001-$100,000; (vii) the dollar value of shares of the Global Environmental Markets Fund owned beneficially by Hubert Aarts was $0; by Siddharth Jha was $10,001-$50,000; and by David Winborne was $0; (viii) the dollar value of shares of the Global Opportunities Fund owned beneficially by Kirsteen Morrison was $0; and by David Winborne was $0; (ix) the dollar value of shares of the Core Bond Fund owned beneficially by Anthony Trzcinka was $10,001-$50,000; (x) the dollar value of shares of the High Yield Bond Fund owned beneficially by Peter Schwab was $500,001-$1,000,000; (xi) the dollar value of shares of the Sustainable Allocation Fund owned beneficially by Andrew Braun was $100,001-$500,000; by Nathan Moser was $100,001-$500,000; by Peter Schwab was $100,001-$500,000; by Anthony Trzcinka was $100,001-$500,000; and by Kirsteen Morrison was $0; (xii) the dollar value of shares of the Global Social Leaders Fund owned beneficially by Amber Fairbanks was $0; and by Charles French was $0.